Investments: Investments Classified by Contractual Maturity Date (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost of debt securities available for sale	$ 6,144	$ 7,903
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	3,741	5,206
Available-for-sale Securities, Debt Securities	4,000	5,610
Debt Securities
Amortized cost of debt securities available for sale	6,144	7,903
Available-for-sale Securities, Debt Securities	6,556	8,574
Due after one year through five years
Amortized cost of debt securities available for sale	2,403
Available-for-sale Securities, Debt Securities	$ 2,556